Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		105 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013
Cash flow used in operating activities
Net income (loss) for the period	$ (156,760)	$ (122,548)	$ (4,843,972)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash management fees			10,000
Depreciation and amortization			1,860
Stock-based compensation			3,068,129
Accrued interest expenses	37,208	35,841	198,102
Changes in operating assets:
Prepaid expense		1,325
Accounts payable, related parties	72,000	72,000	639,472
Foreign exchange on accounts payable, related parties	188	29	2
Accounts payable	22,356	(2,118)	33,318
Net cash flows from continuing operating activities	(25,008)	(15,471)	(893,089)
Net cash flows from discontinued operating activities			166,634
Total net cash flows from operating activities	(25,008)	(15,471)	(726,455)
Cash flows from investing activities:
Acquisition of computer equipment			(1,860)
Net cash flows from investing activities, continuing operations			(1,860)
Net cash flows from investing activities, discontinued operations			(160,918)
Total net cash flows from investing activities			(162,778)
Cash flow from financing activities
Proceeds from sale of common stock, net			68,797
Proceeds from short-term notes			142,264
Proceeds from promissory note	20,000		20,000
Proceeds from related parties		20,391	663,407
Net cash flows from financing activities, continuing operations	20,000	20,391	894,468
Net cash flows from financing activities, discontinued operations			(9,317)
Total net cash flows from financing activities	20,000	20,391	885,151
Effect of foreign exchange on cash flows			4,082
Cash Increase (Decrease)	(5,008)	4,920
Cash, Beginning of period	5,008	98
Cash, End of period		5,018
Supplemental cash flow disclosures:
Cash paid for interest
Cash paid for income taxes
Non cash transactions :
Refinance of accounts payable, related parties			93,059
Refinance of accrued interest, related parties			51,017
Refinance of loans payable, related parties			604,846
Total non cash transactions			$ 748,922